Related Party Transactions - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2018
Chief Executive Officer and Managing Director
Disclosure Of Transactions Between Related Parties [Line Items]
Appointment term	5 years
DWA Nova LLC
Disclosure Of Transactions Between Related Parties [Line Items]
Write down of Investment		$ 11